Commitments and Contingencies - Schedule of Contractual Obligations of Future Minimum Lease Payments (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2018	$ 261
2019	565
2020	425
2021	58
Total contractual obligations	$ 1,309